UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:	BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Dividend

              Fund of BlackRock Mid Cap Dividend Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.7%

Aerospace & Defense — 0.9%
BAE Systems PLC	488,330	$3,274,392

Auto Components — 1.1%
Adient PLC	37,544	1,142,088
Garrett Motion, Inc.(a)	105,440	1,599,525
Magna International, Inc.	20,978	1,032,957

		3,774,570
Automobiles — 0.4%
Ford Motor Co.	161,972	1,546,833

Banks — 6.7%
KeyCorp	369,873	6,716,894
Popular, Inc.	79,438	4,131,570
Regions Financial Corp.	478,345	8,117,515
SunTrust Banks, Inc.	65,241	4,088,001

		23,053,980
Beverages — 0.3%
Molson Coors Brewing Co., Class B	13,617	871,488

Building Products — 2.6%
Johnson Controls International PLC	138,060	4,413,778
Masco Corp.	58,350	1,750,500
Owens Corning	58,875	2,783,021

		8,947,299
Capital Markets — 2.1%
Blackstone Group LP	73,095	2,365,354
Raymond James Financial, Inc.	22,553	1,729,590
State Street Corp.	48,130	3,308,937

		7,403,881
Chemicals — 1.9%
Cabot Corp.	32,223	1,568,616
Eastman Chemical Co.	41,738	3,270,172
Huntsman Corp.	74,032	1,619,820

		6,458,608
Commercial Services & Supplies — 1.0%
KAR Auction Services, Inc.	61,674	3,511,718

Communications Equipment — 1.6%
Motorola Solutions, Inc.	23,947	2,934,944
Nokia OYJ - ADR	152,870	859,129
Telefonaktiebolaget LM Ericsson, Class B	186,529	1,624,063

		5,418,136
Construction Materials — 0.6%
CRH PLC	71,847	2,145,388

Containers & Packaging — 1.9%
International Paper Co.	46,820	2,123,755
Packaging Corp. of America	16,383	1,504,124

Security	Shares	Value
Containers & Packaging (continued)
WestRock Co.	70,362	$3,023,455

		6,651,334
Diversified Consumer Services — 0.5%
H&R Block, Inc.	69,555	1,845,990

Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	54,037	1,096,411
Jefferies Financial Group, Inc.	202,972	4,357,809

		5,454,220
Diversified Telecommunication Services — 0.4%
BCE, Inc.	38,062	1,479,851

Electric Utilities — 7.6%
Edison International	89,405	6,203,813
Entergy Corp.	43,704	3,668,951
Evergy, Inc.	62,703	3,510,741
FirstEnergy Corp.	232,958	8,684,674
PG&E Corp.	86,468	4,047,567

		26,115,746
Electrical Equipment — 1.0%
Hubbell, Inc.	21,915	2,228,755
nVent Electric PLC	52,680	1,286,446

		3,515,201
Electronic Equipment, Instruments & Components — 4.9%
Avnet, Inc.	125,466	5,027,422
CDW Corp.	88,666	7,980,827
Dolby Laboratories, Inc., Class A	32,603	2,243,412
TE Connectivity Ltd.	20,985	1,582,689

		16,834,350
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	32,371	863,982
Halliburton Co.	40,308	1,397,881

		2,261,863
Equity Real Estate Investment Trusts (REITs) — 6.0%
Crown Castle International Corp.	31,350	3,408,999
Duke Realty Corp.	60,404	1,665,338
Lamar Advertising Co., Class A	96,429	7,070,174
Prologis, Inc.	97,005	6,253,912
Rayonier, Inc.(b)	41,932	1,266,347
Welltower, Inc.	16,991	1,122,596

		20,787,366
Food Products — 2.4%
Bunge Ltd.	42,523	2,627,922
Danone SA	23,878	1,690,881
Ingredion, Inc.	23,263	2,353,750
Kellogg Co.	25,646	1,679,300

		8,351,853
Health Care Equipment & Supplies — 4.5%
ConvaTec Group PLC(c)	847,240	1,754,367

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV	199,082	$7,424,929
Smith & Nephew PLC, ADR	49,820	1,638,082
Zimmer Biomet Holdings, Inc.	42,997	4,884,029

		15,701,407
Health Care Providers & Services — 6.3%
AmerisourceBergen Corp.	11,634	1,023,792
Cardinal Health, Inc.	41,586	2,104,252
Cigna Corp.	15,980	3,416,684
Express Scripts Holding Co.(a)	37,816	3,667,017
Humana, Inc.	18,910	6,058,953
Laboratory Corp. of America Holdings(a)	10,137	1,627,495
McKesson Corp.	17,530	2,187,043
Quest Diagnostics, Inc.	19,539	1,838,815

		21,924,051
Household Durables — 1.1%
Newell Brands, Inc.	157,379	2,499,178
Whirlpool Corp.	10,538	1,156,651

		3,655,829
Household Products — 0.9%
Energizer Holdings, Inc.	52,223	3,069,146

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	48,850	712,233

Insurance — 12.5%
Allstate Corp.	26,079	2,496,282
American International Group, Inc.	21,010	867,503
Arthur J Gallagher & Co.	76,269	5,644,669
Assurant, Inc.	48,898	4,753,374
Assured Guaranty Ltd.	137,914	5,513,802
Brighthouse Financial, Inc.(a)	231,511	9,174,781
Everest Re Group Ltd.	6,317	1,376,222
Hartford Financial Services Group, Inc.	98,539	4,475,641
Marsh & McLennan Cos., Inc.	32,085	2,719,204
MetLife, Inc.	79,888	3,290,587
Travelers Cos., Inc.	6,266	784,064
White Mountains Insurance Group Ltd.(b)	2,221	1,969,294

		43,065,423
IT Services — 2.7%
Amdocs Ltd.	27,470	1,738,027
Cognizant Technology Solutions Corp., Class A	41,211	2,844,795
Fidelity National Information Services, Inc.	44,564	4,639,113

		9,221,935
Leisure Products — 1.0%
Mattel, Inc.(a)	105,855	1,437,511

Security	Shares	Value
Leisure Products (continued)
Polaris Industries, Inc.	21,947	$1,952,844

		3,390,355
Machinery — 1.9%
Allison Transmission Holdings, Inc.	83,529	3,681,958
Pentair PLC	52,085	2,091,213
Stanley Black & Decker, Inc.	7,205	839,527

		6,612,698
Media — 0.6%
Discovery, Inc., Class C(a)	73,205	2,145,638

Metals & Mining — 0.6%
Nucor Corp.	37,741	2,231,248

Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.	77,299	4,130,086

Multiline Retail — 0.6%
Dollar General Corp.	18,845	2,098,956

Oil, Gas & Consumable Fuels — 7.4%
Devon Energy Corp.	109,018	3,532,183
Hess Corp.	113,525	6,516,335
Marathon Oil Corp.	193,964	3,683,376
Marathon Petroleum Corp.	55,147	3,885,106
Valero Energy Corp.	19,828	1,806,133
Williams Cos., Inc.	245,685	5,977,516

		25,400,649
Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	30,862	2,167,130

Pharmaceuticals — 0.7%
Mylan NV(a)	73,290	2,290,312

Professional Services — 0.7%
Experian PLC	66,764	1,535,518
Nielsen Holdings PLC	38,709	1,005,660

		2,541,178
Real Estate Management & Development — 0.5%
Realogy Holdings Corp.	90,089	1,717,997

Road & Rail — 0.7%
Norfolk Southern Corp.	13,532	2,271,076

Semiconductors & Semiconductor Equipment — 0.5%
Xilinx, Inc.	20,159	1,720,974

Software — 2.6%
Constellation Software, Inc.	6,865	4,724,645
Dell Technologies, Inc., Class V(a)	45,896	4,148,539

		8,873,184
Specialty Retail — 0.9%
Signet Jewelers Ltd.	16,240	910,252

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	39,126	$2,323,302

		3,233,554
Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.	43,468	1,049,317

Wireless Telecommunication Services — 2.5%
Telephone & Data Systems, Inc.	278,118	8,574,378

Total Long-Term Investments — 97.7% (Cost — $335,268,793)		337,502,821

Security	Shares	Value
Short-Term Securities — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(e)(f)	8,168,292	$8,168,292
SL Liquidity Series, LLC, Money Market Series, 2.41%(d)(e)(f)	284,218	284,218

Total Short-Term Securities — 2.4% (Cost — $8,452,538)		8,452,510

Total Investments — 100.1% (Cost — $343,721,331)		345,955,331
Liabilities in Excess of Other Assets — (0.1)%		(447,944)

Net Assets — 100.0%		$345,507,387

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended October 31, 2018, , investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,085,305	4,082,987	8,168,292	$8,168,292	$87,740		$—	$—
SL Liquidity Series, LLC, Money Market Series	11,540,038	(11,255,820)	284,218	284,218	10,499	(b)	650	(867)

				$8,452,510	$98,239		$650	$(867)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$—	$3,274,392	$—	$3,274,392
Auto Components	3,774,570	—	—	3,774,570
Automobiles	1,546,833	—	—	1,546,833
Banks	23,053,980	—	—	23,053,980
Beverages	871,488	—	—	871,488
Building Products	8,947,299	—	—	8,947,299
Capital Markets	7,403,881	—	—	7,403,881
Chemicals	6,458,608	—	—	6,458,608
Commercial Services & Supplies	3,511,718	—	—	3,511,718
Communications Equipment	3,794,073	1,624,063	—	5,418,136
Construction Materials	—	2,145,388	—	2,145,388
Containers & Packaging	6,651,334	—	—	6,651,334
Diversified Consumer Services	1,845,990	—	—	1,845,990
Diversified Financial Services	5,454,220	—	—	5,454,220
Diversified Telecommunication Services	1,479,851	—	—	1,479,851

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Electric Utilities	$26,115,746	$—	$—	$26,115,746
Electrical Equipment	3,515,201	—	—	3,515,201
Electronic Equipment, Instruments & Components	16,834,350	—	—	16,834,350
Energy Equipment & Services	2,261,863	—	—	2,261,863
Equity Real Estate Investment Trusts (REITs)	20,787,366	—	—	20,787,366
Food Products	6,660,972	1,690,881	—	8,351,853
Health Care Equipment & Supplies	6,522,111	9,179,296	—	15,701,407
Health Care Providers & Services	21,924,051	—	—	21,924,051
Household Durables	3,655,829	—	—	3,655,829
Household Products	3,069,146	—	—	3,069,146
Independent Power and Renewable Electricity Producers	712,233	—	—	712,233
Insurance	43,065,423	—	—	43,065,423
IT Services	9,221,935	—	—	9,221,935
Leisure Products	3,390,355	—	—	3,390,355
Machinery	6,612,698	—	—	6,612,698
Media	2,145,638	—	—	2,145,638
Metals & Mining	2,231,248	—	—	2,231,248
Multi-Utilities	4,130,086	—	—	4,130,086
Multiline Retail	2,098,956	—	—	2,098,956
Oil, Gas & Consumable Fuels	25,400,649	—	—	25,400,649
Personal Products	2,167,130	—	—	2,167,130
Pharmaceuticals	2,290,312	—	—	2,290,312
Professional Services	1,005,660	1,535,518	—	2,541,178
Real Estate Management & Development	1,717,997	—	—	1,717,997
Road & Rail	2,271,076	—	—	2,271,076
Semiconductors & Semiconductor Equipment	1,720,974	—	—	1,720,974
Software	8,873,184	—	—	8,873,184
Specialty Retail	3,233,554	—	—	3,233,554
Technology Hardware, Storage & Peripherals	1,049,317	—	—	1,049,317
Wireless Telecommunication Services	8,574,378	—	—	8,574,378
Short-Term Securities	8,168,292	—	—	8,168,292

	$326,221,575	$19,449,538	$—	$345,671,113

Investments Valued at NAV(a)				284,218

				$345,955,331

(a)	As of October 31, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended October 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: December 19, 2018